N-4	Jun. 13, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
In Appendix A of the Intelligent Variable Annuity prospectus the following Portfolio names are renamed as of June 1, 2025.

Portfolios	Name as of June 1, 2025

Wanger Acorn	Columbia Variable Portfolio – Acorn Fund

Wanger International	Columbia Variable Portfolio – Acorn International Fund

For more information refer to the Columbia Prospectus.

C000053679 [Member] | Wanger Acorn [Member]
Prospectus:
Portfolio Company Name [Text Block]	Wanger Acorn
Portfolio Company Adviser [Text Block]	Columbia Variable Portfolio
Portfolio Company Subadviser [Text Block]	Acorn Fund
C000053679 [Member] | Wanger International [Member]
Prospectus:
Portfolio Company Name [Text Block]	Wanger International
Portfolio Company Adviser [Text Block]	Columbia Variable Portfolio
Portfolio Company Subadviser [Text Block]	Acorn International Fund